OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2017
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES
OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

NOTE 15 — OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES

Liabilities are detailed as follows:

Current	12.31.2017	12.31.2016
	ThCh$	ThCh$
Bank loans	31,470,003	20,609,887
Bonds payable	20,156,295	26,729,828
Deposits in guarantee	13,849,504	13,446,077
Derivative contract obligations (see note 20)	445,278	1,229,354
Leasing agreements	2,060,325	2,785,424

Total	67,981,405	64,800,570

Non-current	12.31.2017	12.31.2016
	ThCh$	ThCh$
Bank loans	13,057,542	17,736,697
Bonds payable	648,228,554	685,684,184
Leasing agreements	14,481,105	18,149,706

Total	675,767,201	721,570,587

The fair value of financial assets and liabilities as of December 31, 2017 and December 31, 2016 is presented below:

Current	Book Value 12.31.2017	Fair Value 12.31.2017	Book Value 12.31.2016	Fair Value 12.31.2016
	ThCh$	ThCh$	ThCh$	ThCh$
Cash and cash equivalents (3)	136,242,116	136,242,116	141,263,880	141,263,880
Other financial assets (3)	14,138,161	14,138,161	60,152.627	60,152,627
Trade and other accounts receivable (3)	191,284,680	191,284,680	190,524,354	190,524,354
Accounts receivable from related companies (3)	5,370,232	5,370,232	5,788,683	5,788,683
Bank loans (1)	31,470,003	31,006,898	20,609,887	20,932,073
Bonds payable (2)	20,156,295	22,484,452	26,729,828	29,338,170
Deposits in guarantee (3)	13,849,504	13,849,504	13,446,077	13,446,077
Derivative contract obligations (see note 20)	445,278	445,278	1,229,354	1,229,354
Leasing agreements (3)	2,060,325	2,060,325	2,785,424	2,785,424
Trade and other accounts payable (3)	257,519,477	257,519,477	242,836,356	242,836,356
Accounts payable from related companies (3)	33,961,437	33,961,437	44,120,335	44,120,335

Non-current	12.31.2017	12.31.2017	12.31.2016	12.31.2016
	ThCh$	ThCh$	ThCh$	ThCh$
Other financial assets (3)	74,259,085	75,259,085	80,180,880	80,180,880
Trade and other accounts receivable(3)	2,395,851	2,395,851	3,527,732	3,527,732
Accounts receivable from related companies (3)	156,492	156,492	147,682	147,682
Bank loans (1)	13,057,542	11,588,575	17,736,697	14,365,502
Bonds payable (2)	648,228,554	722,044,324	685,684,184	752,078,561
Leasing agreements (3)	14,481,105	14,481,105	18,149,706	18,149,706

(1)	The fair values are based on discounted cash flows using market-based discount rates as of year-end and are Level 2 fair value measurements.
(2)	The fair value of corporate bonds is classified as Level 1 fair value measurements based on quoted prices for the Company’s obligations.
(3)	The fair value approximates book value considering the nature and term of the obligations.

15.1.1 Bank obligations, current

										Maturity		Total
Indebted Entity			Creditor Entity				Type	Effective	Nominal	Up to	90 days	at	at
Tax ID,	Name	Country	Tax ID,	Name	Country	Currency	Amortization	Rate	Rate	90 days	To 1 year	12.31.2017	12.31.2016
										ThCh$	ThCh$	ThCh$	ThCh$
91.144.000-8	Embotelladora Andina S.A.	Chile	97032000-8	Banco Bilbao Viscaya Argentaria,	Chile	Chilean pesos	Monthly	3,64%	3,64%	—	300,000	300,000	—
96.705.990-0	Envases Central S.A.	Chile	97.006.000-6	Banco BCI	Chile	Unidad de fomento	Semiannually	2,13%	2,13%	—	709,794	709,794	655,752
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco de la Nación Argentina	Argentina	Argentine pesos	Monthly	20,00%	20,00%	75,863	9,889,270	9,965,133	—
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco Galicia y Bs. As.	Argentina	Argentine pesos	Quarterly	15.25%	15.25%	—	—	—	340
Foreign	Andina Empaques Argentina S.A.	Argentina	Foreign	Banco Galicia y Bs. As.	Argentina	Argentine pesos	Monthly	20,00%	20,00%	55,994	3,296,423	3,352,417	335,722
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Banco de la Nación Argentina	Argentina	Argentine pesos	Monthly	15,25%	15,25%	—	—	—	39,942
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	BBBVA Banco Frances	Argentina	Argentine pesos	Monthly	15,25%	15,25%	—	—	—	34,861
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Dollars	Monthly	2.992%	2.992%	—	—	—	12,017,942
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	7,48%	7,48%	11,688	286,768	298,456	—
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	6,63%	6,63%	592,682	766,789	1,359,471	954,556
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	7,15%	7,15%	278,803	1,332,944	1,611,747	2,839,713
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Semiannually	4,50%	4,50%	1,905,762	635,254	2,541,016	3,731,059
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Semiannually	6,24%	6,24%	—	11,331,969	11,331,969	—

Total												31,470,003	20,609,887

15.1.2 Bank obligations, non-current December 31, 2017

										Maturity
Indebted Entity			Creditor Entity										More 4 years
							Type	Effective	Nominal	1 year up to	More 2 years	More 3 years	Up to 5	More 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	years	Years	12.31.2017
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

96.705.990-0	Envases Central S.A.	Chile	97.080.000-K	Bice	Chile	Unidad de fomento	Semiannually	2,1%	2,1%	2,092,245	—	—	—	—	2,092,245
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Alfa	Brazil	Brazilian real	Monthly	7,48%	7,5%	125,461	125,461	125,461	627,305	—	1,003,688
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Itaú	Brazil	Brazilian real	Monthly	6,6%	6,6%	504,700	197,779	44,639	128,887	—	876,005
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Santander	Brazil	Brazilian real	Monthly	7,2%	7,2%	1,593,608	1,202,096	663,779	2,449,851	—	5,909,334
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	4,5%	4,5%	3,176,270	—	—	—	—	3,176,270

Total															13,057,542

15.1.2 Bank obligations, non-current December 31, 2016

										Maturity
											More than 2	More than 3	More than 4	More
Indebted Entity			Creditor Entity				Type	Effective	Nominal	1 year up to	years	years	years	than 5	at
Tax ID	Name	Country	Tax ID	Name	Country	Currency	Amortization	Rate	Rate	2 years	Up to 3 years	Up to 4 years	Up to 5 years	Years	12.31.2016
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	6.63%	6.63%	1,485,327	547,219	431,726	—	—	2,464,272
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	7.15%	7.15%	1,985,981	3,042,278	2,832,515	158,490	—	8,019,264
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Quarterly	4.50%	4.50%	4,213,075	2,106,537	—	—	—	6,319,612
96.705.990-0	Envases Central S.A.	Chile	97.080.000-K	Banco Bice	Chile	Unidad de fomento	Semiannually	3.43%	3.43%	933,549	—	—	—	—	933,549

Total															17,736,697

15.1.3 Restrictions

In general, the Company’s bank obligations are not subject to the fulfilment of covenants as of December 31, 2017, ending this year, which was maintained by the subsidiary Rio de Janeiro Refrescos Ltda. with Banco Itaú.

15.2.1Bonds payable

	Current		Non-current		Total
	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Composition of bonds payable
Bonds (face value)	20,547,117	27,112,986	651,459,940	690,150,930	672,007,057	717,263,916
Expenses of bond issuance and discounts on placement	(390,822)	(383,158)	(3,231,386)	(4,466,746)	(3,622,208)	(4,849,904)

Net balance presented in statement of financial position	20,156,295	26,729,828	648,228,554	685,684,184	668,384,849	712,414,012

15.2.2Changes in liabilities arising from financing activities (Bonds Payable)

	Total	Cash Flows				Total
	01.01.2017	Interest Payment	Capital Payment	Accrued interest	Foreign exchange movement	12.31.2017
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Bonds payable	712,414,012	(32,459,909)	(18,286,457)	42,178,816	(35,461,613)	668,384,849

Total liabilities from financing activities	712,414,012	(32,459,909)	(18,286,457)	42,178,816	(35,461,613)	668,384,849

15.2.3Current and non-current balances

Obligations with the public correspond to bonds in UF issued by the parent company on the Chilean market and bonds in US dollars issued by the parent company on the international market:

							Date
		Face	Unit of	Interest	final	Interest	Amortization of
Bonds, current portion	Series	amount	Adjustment	rate	Maturity	Payment	capital	12.31.2017	12.31.2016
								ThCh$	ThCh$
CMF Registration N°640 CMF 08.23.2010	A	—	UF	3.0%	08.15.2017	Semiannually	02.15.2017	—	6,660,552
CMF Registration N°254 CMF 06.13.2001	B	2.333.646	UF	6.5%	06.01.2026	Semiannually	06.01.2018	6,071,687	5,656,992
CMF Registration N°641 08.23.2010	C	1.500.000	UF	4.0%	08.15.2031	Semiannually	02.15.2021	597,049	587,020
CMF Registration N°759 08.20.2013	C	750.000	UF	3.5%	08.16.2020	Semiannually	02.16.2018	6,959,157	6,929,828
CMF Registration N°760 08.20.2013	D	4.000.000	UF	3.8%	08.16.2034	Semiannually	02.16.2032	1,502,299	1,487,844
CMF Registration N°760 04.02.2014	E	3.000.000	UF	3.75%	03.01.2035	Semiannually	09.01.2032	998,409	978,933
Bonds USA	—	575.000.000	US$	5.0%	10.01.2023	Semiannually	10.01.2023	4,418,516	4,811,817

Total current portion								20,547,117	27,112,986

Bonds non-current portion
CMF Registration N°254 CMF 06.13.2001	B	2.333.646	UF	6.5%	06.01.2026	Semiannually	06.01.2018	56,795,423	61,486,857
CMF Registration N°641 08.23.2010	C	1.500.000	UF	4.0%	08.15.2031	Semiannually	02.15.2021	40,197,210	39,521,970
CMF Registration N°759 08.20.2013	C	750.000	UF	3.5%	08.16.2020	Semiannually	02.16.2018	13,399,069	19,760,985
CMF Registration N°760 08.20.2013	D	4.000.000	UF	3.8%	08.16.2034	Semiannually	02.16.2032	107,192,560	105,391,920
CMF Registration N°760 04.02.2014	E	3.000.000	UF	3.75%	03.01.2035	Semiannually	09.01.2032	80,394,428	79,043,948
Bonds USA	—	575.000.000	US$	5.0%	10.01.2023	Semiannually	10.01.2023	353,481,250	384,945,250

Bonds non-current portion								651,459,940	690,150,930

Accrued interest included in the current portion of bonds totaled ThCh$8,105,642 and ThCh$8,646,270 at December 31, 2017 and December 31, 2016, respectively.

15.2.4Non-current maturities

		Year of maturity				Total non-
	Series	more than 1 to 2	more than 2 to 3	more than 3 to 4	More than 5	current 12.31.2017
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
SVS Registration N°254 06.13.2001	B	6,115,168	6,512,654	6,935,977	37,231,622	56,795,421
SVS Registration N°641 08.23.2010	C	—	—	3,654,292	36,542,918	40,197,210
SVS Registration N°759 08.20.2013	C	6,699,535	6,699,535	—	—	13,399,070
SVS Registration N°760 08.20.2013	D	—	—	—	107,192,561	107,192,561
SVS Registration N°760 04.02.2014	E	—	—	—	80,394,428	80,394,428
Bonds USA	—	—	—	—	353,481,250	353,481,250

Total		12,814,703	13,212,189	10,590,269	614,842,779	651,459,940

15.2.5Market rating

The bonds issued on the Chilean market had the following rating as of December 31, 2017:

AA:ICR Compañía Clasificadora de Riesgo Ltda. rating

AA:Fitch Chile Clasificadora de Riesgo Limitada rating

The rating of bonds issued on the international market as of December 31, 2017, is the following:

BBB  :Standard&Poors rating

BBB+  :Fitch Chile Clasificadora de Riesgo Limitada rating.

15.2.6Restrictions

15.2.6.1Restrictions regarding bonds placed abroad.

On September 26, 2013, Andina issued a bond in the U.S. Market (Bonds USA) for US$575 million at a coupon rate of 5.0% maturing on October 1, 2023.  These bonds do not have financial restrictions.

15.2.6.2Restrictions regarding bonds placed in the local market.

For purposes of the calculation of the covenants, the amount of EBITDA that was agreed on each bond issue is included.

Restrictions regarding the issuance of bonds for a fixed amount registered under number 254.

The outstanding series as of December 31, 2017, is Series B for a nominal amount of up to UF 4 million, of which amount UF 3.7 million in bonds were placed with final maturity in the year 2026 at a 6.50% annual interest rate. The balance of outstanding capital as of December 31, 2017 is UF 2,333 million.

Series B was issued with charge to the bonds line registered with the Securities Registered under number 254 dated September 13, 2001.

Regarding Series B, the Issuer is subject to the following restrictions:

•

Maintain an indebtedness level where Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Consolidated Financial Liabilities shall be regarded as Liabilities Receivables accruing interest, namely: (i) other current financial liabilities, plus (ii) other non-current financial liabilities, less (iii) asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2017, indebtedness level is 0.84 times of Consolidated Equity.

The breakdown of accounts with the respective amounts used for the previous calculation is detailed as follows (in thousand Chilean pesos):

As of December 31, 2017, the values of items included in this indicator are the following:	ThCh$
Other current financial liabilities	67,981,405
Other non-current financial liabilities	675,767,201
(-) Other non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Equity	813,233,349

•

Maintain, and in no manner lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” (Región Metropolitana) as a territory in Chile in which we have been authorized by The Coca-Cola Company for the development, production, sale and distribution of products and brands of the licensor, in accordance to the respective bottler or license agreement, renewable from time to time.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of this date is franchised by TCCC to the Company for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow.

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.30 times of the issuer’s unsecured consolidated liabilities.

Unsecured consolidated liabilities payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2017, this index is 1.62 times.

The accounts with the respective amounts used for the previous calculation are detailed as follows:

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Consolidated assets free of collateral, mortgages or other liens	2,064,208,143
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Assets free of pledges, mortgages or other liens (adjusted)	2,002,309,310

Consolidated liabilities payable not guaranteed	1,301,626,118
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Unsecured Consolidated Liabilities Payable (adjusted)	1,239,727,285

Restrictions regarding bond lines registered in the Securities Registered under number 641.

Because of our merger with Coca-Cola Polar S.A., Andina became a debtor of the following two bonds placed in the Chilean market in 2010:

•	UF 1.5 million of Series C bonds due 2031, bearing an annual interest rate of 4.00%. As of December 31, 2017, the balance of outstanding capital is UF 1.5 million.

Series C was issued with charge to the Bond Lines registered with the Securities Registrar, under number 641, on August 23, 2010.

Regarding Series C, the Issuer is subject to the following restrictions:

•

Maintain a level of “Net Financial Debt” within its quarterly financial statements that may not exceed 1.5 times, measured over figures included in its consolidated statement of financial position.   To this end, net financial debt shall be defined as the ratio between net financial debt and total equity of the issuer (equity attributable to controlling owners plus non-controlling interest). On its part, net financial debt will be the difference between the Issuer’s financial debt and cash.

As of December 31, 2017, Net Financial Debt was 0.65 times.

The accounts with the respective amounts used for the previous calculation are detailed as follows:

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Other current financial liabilities	67,981,405
Other non-current financial liabilities	675,767,201
(-) Cash and cash equivalent	(136,242,116)
(-) Other current financial assets	(14,138,161)
(-) Other non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Equity	813,233,349

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.30 times of the issuer’s unsecured consolidated liabilities.

Unencumbered assets refer to the assets that meet the following conditions: are the property of the issuer; classified under Total Assets of the Issuer’s Financial Statements; and that are free of any pledge, mortgage or other liens constituted in favor of third parties, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

Unsecured total liabilities correspond to: liabilities from Total Current Liabilities and Total Non-Current Liabilities of Issuer’s Financial Statement which do not benefit from preferences or privileges, less “Other Current Financial Assets” and “Other Non-Current Financial Assets” of the Issuer’s Financial Statements (to the extent they correspond to asset balances of derivative financial instruments, taken to hedge exchange rate and interest rate risk of the financial liabilities).

As of December 31, 2017, this index is 1.62 times.

The accounts with the respective amounts used for the previous calculation are detailed as follows:

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Consolidated assets free of collateral, mortgages or other liens	2,064,208,143
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Assets free of pledges, mortgages or other liens (adjusted)	2,002,309,310

Consolidated liabilities payable not guaranteed	1,301,626,118
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Unsecured Consolidated Liabilities Payable (adjusted	1,239,727,285

•

Maintain a level of “Financial net coverage” in its quarterly financial statements of more than 3 times. Net financial coverage means the ratio between the Issuer’s Ebitda for the past 12 months and net financial expenses (financial income less financial expenses) of the issuer for the past 12 months. However, this restriction will be considered breached when the mentioned net financial coverage level is lower than the level previously indicated during two consecutive quarters.

As of December 31, 2017 Net Financial Coverage level is 7.30 times.

The accounts with the respective amounts used for the previous calculation are detailed as follows:

As of December 31, 2017, the values of items included in this indicator are the following:	ThCh$
(+) Consolidated Ebitda between January 1 and December 31, 2017	321,188,879
(+) Consolidated financial income between January 1 and December 31, 2017	11,194,375
(-) Consolidated Ebitda between January 1 and September 30, 2016	(55,220,369)

For the purpose of calculating the covenant, EBITDA was calculated as agreed in the bond issue.

Restrictions regarding bond lines registered in the Securities Registrar under numbers 759 and 760.

During 2013 and 2014, Andina placed local bonds in the Chilean market. The issuances were structured into three series.

•

Series C outstanding as of December 31, 2017, for a nominal value of up to UF 3 million, of which bonds were placed for a nominal amount of UF1.0 million with final maturity during year 2020 at an annual interest rate of 3.50% issued against line number 759.  Outstanding capital as of December 31, 2017, is UF 0.750 million.

•

Series D and E outstanding as of December 31, 2017, for a total nominal value of UF 8 million, of which UF 4 million were placed in bonds during August 2013 (series D) and UF 3 million during April 2014 (series E), with final maturity in 2034 and 2035, respectively, issued with charge against line number 760.  The annual interest rates are 3.8% for Series D and 3.75% for Series E. The outstanding capital balance as of December 31, 2017, of both series amounts to UF 7.0 million.

Regarding Series C, D and E, the Issuer is subject to the following restrictions:

•

Maintain an indebtedness level where Consolidated Financial Liabilities to Consolidated Equity does not exceed 1.20 times. For these purposes Consolidated Financial Liabilities shall be regarded as Liabilities Receivables accruing interest, namely: (i) other current financial liabilities, plus (ii) other non-current financial liabilities, less (iii) cash and cash equivalent and (iv) other current financial assets, and (v) other non-current financial assets (to the extent they are asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities). Consolidated Equity will be regarded as total equity including non-controlling interest.

As of December 31, 2017, Indebtedness Level is 0.65 times of Consolidated Equity.

The accounts with the respective amounts used for the previous calculation are detailed as follows:

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Other current financial liabilities	67,981,405
Other non-current financial liabilities	675,767,201
(-) Cash and cash equivalent	(136,242,116)
(-) Other current financial assets	(14,138,161)
(-) Other non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Equity	813,233,349

•	Maintain consolidated assets free of any pledge, mortgage or other encumbrances for an amount at least equal to 1.30 times of the issuer’s unsecured consolidated liabilities payable.

Unsecured Consolidated Liabilities Payable shall be regarded as the total liabilities, obligations and debts of the issuer that are not secured by real guarantees on goods and assets of the latter, voluntarily and conventionally constituted by the issuer less the asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

The following will be considered in determining Consolidated Assets:  assets free of any pledge, mortgage or other lien, as well as those assets having a pledge, mortgage or real encumbrances that operate solely by law, less asset balances of derivative financial instruments, taken to hedge exchange rate or interest rate risks on financial liabilities under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Financial Statements. Therefore, Consolidated Assets free of any pledge, mortgage or other lien will only be regarded as those assets free of any pledge, mortgage or other real lien voluntarily and conventionally constituted by the issuer less asset balances of derivative financial instruments, taken to cover exchange rate or interest rate risks on financial liabilities and under “Other Current Financial Assets” and “Other non-current Financial Assets” of the Issuer’s Consolidated Statement of Financial Position.

As of December 31, 2017, this index is 1.62 times.

The accounts with the respective amounts used for the previous calculation are detailed as follows:

As of December 31, 2017, the values of items included in this restriction are the following:	ThCh$
Consolidated assets free of collateral, mortgages or other liens	2,064,208,143
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Consolidated Assets free of pledges, mortgages or other liens (adjusted)	2,002,309,310

Consolidated liabilities payable not guaranteed	1,301,626,118
(-) Other current and non-current financial assets (hedge derivatives)	(61,898,833)
Unsecured Consolidated Liabilities Payable (adjusted	1,239,727,285

•

Maintain, and in no manner, lose, sell, assign or transfer to a third party, the geographical area currently denominated as the “Metropolitan Region” as a territory franchised to the Issuer in Chile by The Coca-Cola Company, hereinafter also referred to as “TCCC” or the “Licensor” for the development, production, sale and distribution of products and brands of said licensor, in accordance to the respective bottler or license agreement, renewable from time to time. Losing said territory, means the non-renewal, early termination or cancellation of this license agreement by TCCC, for the geographical area today called “Metropolitan Region”. This reason shall not apply if, as a result of the loss, sale, transfer or disposition, of that licensed territory is purchased or acquired by a subsidiary or an entity that consolidates in terms of accounting with the Issuer.

•

Not lose, sell, assign, or transfer to a third party any other territory of Argentina or Brazil, which as of the issuance date of these instruments is franchised by TCCC to the Issuer for the development, production, sale and distribution of products and brands of such licensor, as long as any of these territories account for more than 40% of the Issuer’s Adjusted Consolidated Operating Cash Flow of the audited period immediately before the moment of loss, sale, assignment or transfer.  For these purposes, the term “Adjusted Consolidated Operating Cash Flow” shall mean the addition of the following accounting accounts of the Issuer’s Consolidated Statement of Financial Position: (i) “Gross Profit” which includes regular activities and cost of sales; less (ii) “Distribution Costs”; less (iii) “Administrative Expenses”; plus (iv) “Participation in profits (losses) of associates and joint ventures that are accounted for using the equity method”; plus (v) “Depreciation”; plus (vi) “Intangibles Amortization”.

As of December 31, 2017, and December 31, 2016, the Company complies with all financial collaterals.

15.2.7Repurchased bonds

In addition to UF bonds, the Company holds bonds that it has repurchased in full through companies that are included in the consolidation:

Through its subsidiaries, Abisa Corp S.A. (formerly Pacific Sterling), Embotelladora Andina S.A. repurchased its Bonds USA issued on the U.S. Market during the years 2000, 2001, 2002, 2007 and 2008. The entire placement amounted to US$350 million, of which US$200 million are outstanding as of December 31, 2013. On December 15, 2014, Embotelladora Andina S.A. rescued US$200 million in outstanding bonds from its subsidiary Abisa Corp S.A., thus since legally debtor and creditor are joined in a single entity, the mentioned bond liability becomes extinguished.

The subsidiary Rio de Janeiro Refrescos Ltda. maintains a liability corresponding to a bond issuance for US $75 million due in December 2020 and semi-annual interest payments. As of December 31, 2017, these issues are held by Andina. On January 1, 2013, Abisa Corp S.A. transferred the totality of this asset to Embotelladora are Andina S.A., the latter becoming the creditor of the above-mentioned Brazilian subsidiary. Consequently, the assets and liabilities related to the transaction have been eliminated from these consolidated financial statements. In addition, the transaction has been treated as a net investment of the group in the Brazilian subsidiary; consequently, the effects of exchange rate differences between the dollar and the functional currency of each one has been recorded in other comprehensive income.

15.3.1Derivative contract obligations

Please see details in Note 20.

15.4.1Current liabilities for leasing agreements

									Maturity		Total
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	Up to	90 days to	at	At
Name	Country	Tax ID	type	Type	Currency	Type	rate	rate	90 days	1 year	12.31.2017	12.31.2016
									ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Itaú	Brazil	Brazilian real	Monthly	10.215%	10.227%	9,767	31,700	41,467	110,732
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	183,761	321,054	504,815	1,016,705
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	146,251	382,550	528,801	872,247
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	156,946	500,664	657,610	674,127
Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	Dollars	Monthly	12.00%	12.00%	25,541	302,091	327,632	103,314
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Bradesco	Brazil	Brazilian real	Monthly	9.39%	9.38%	—	—	—	8,299

Total											2,060,325	2,785,424

15.4.2Non-current liabilities for leasing agreements December 31, 2017

									Maturity
Indebted Entity		Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More	at
Name	Country	Tax ID	Name	type	Currency	Type	rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2017
									ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Itaú	Brazil	Brazilian real	Monthly	10.21%	10.22%	11,764	—	—	—	—	11,764
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	73,799	—	—	—	—	73,799
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Banco Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	105,807	—	—	—	—	105,807
Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	743.100	839,703	948,864	1,072,216	10,685,852	14,289,735

														14,481,105

15.4.3Non-current liabilities for leasing agreements December 31, 2016

										Maturity
Indebted Entity			Creditor Entity				Amortization	Effective	Nominal	1 year to	2 years to	3 years to	4 years to	More	at
Tax ID	Name	Country	Tax, ID	Name	type	Currency	Type	rate	Rate	2 years	3 years	4 years	5 years	5 years	12.31.2016
										ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Cogeração Light Esco	Brazil	Brazilian real	Monthly	13.00%	12.28%	2,476,445	2,234,004	2,138,183	2,138,183	7,535,257	16,522,072
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Santander	Brazil	Brazilian real	Monthly	9.65%	9.47%	591,576	—	—	—	—	591,576
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Itaú	Brazil	Brazilian real	Monthly	10.21%	10.22%	54,327	—	—	—	—	54,327
Foreign	Rio de Janeiro Refrescos Ltda.	Brazil	Foreign	Citibank	Brazil	Brazilian real	Monthly	8.54%	8.52%	624,937	—	—	—	—	624,937
Foreign	Embotelladora del Atlántico S.A.	Argentina	Foreign	Tetra Pak SRL	Argentina	Dollars	Monthly	12.00%	12.00%	356,794	—	—	—	—	356,794

Total															18,149,706